Deferred income tax - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax
Deferred tax liabilities, Opening balance	¥ 9,861	¥ 20,080	¥ 33,291
Recognized in the profit or loss	(4,665)	(10,219)	(13,211)
Deferred tax liabilities, Closing balance	5,196	9,861	20,080
Intangible assets acquired through business combination
Deferred Income Tax
Deferred tax liabilities, Opening balance	9,861	20,080	33,291
Recognized in the profit or loss	(4,665)	(10,219)	(13,211)
Deferred tax liabilities, Closing balance	¥ 5,196	¥ 9,861	¥ 20,080